Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared Quarterly Preferred Cash Dividends (Parenthetical) (Detail) - $ / shares	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022		Dec. 31, 2021
Series A Preferred Shares
Class Of Stock [Line Items]
Dividends declared per depositary share	$ 0.44	$ 0.44	$ 0.30	$ 0.44	[1]	$ 0.44	[1],[2]

[1]	Rounded to the nearest whole cent.
[2]	In June 2021, September 2021, and December 2021, the dividend declared per depositary share on Series A were $0.30, $0.44, and $0.44, respectively.